Leases - Components of Net Investment in Sales-Type and Direct Financing Leases (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Lease receivables	$ 7,239	$ 8,731
Unguaranteed residual values accruing to the lessor’s benefit	1,082	1,323
Total net investment in sales-type and direct financing leases	$ 8,321	$ 10,054